Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 41,514	$ 38,321
Accumulated amortization	29,730	25,246
Net book value	11,784	13,075
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Cost	21,763	20,386
Accumulated amortization	11,513	9,333
Net book value	10,250	11,053
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	6,040	5,457
Accumulated amortization	5,613	4,917
Net book value	427	540
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Cost	13,234	12,150
Accumulated amortization	12,283	10,668
Net book value	951	1,482
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	477	328
Accumulated amortization	321	328
Net book value	$ 156	$ 0